GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.51%
575,000	Ascentium Equipment Receivables(b) Series 2019-2A Class A3 2.19%, 11/10/2026	$ 589,338
1,000,000	Bain Capital Credit Ltd(b)(c) Series 2020-3A Class A 1.61%, 10/23/2032 3-mo. LIBOR + 1.38%	1,000,000
850,000	BMW Canada Automobile Trust Series 2019-1 Class A3 CAD, 2.35%, 02/20/2024	652,972
775,000	BX Commercial Mortgage Trust(b)(c) Series 2020-VKNG Class A 1.13%, 10/15/2037 1-mo. LIBOR + 0.93%	775,000
1,035,000	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	1,046,509
325,000	CNH Equipment Trust Series 2020-A Class A4 1.51%, 04/15/2027	334,891
950,000	DBWF Mortgage Trust(b) Series 2016-85T Class A 3.79%, 12/10/2036	1,060,994
	Dell Equipment Finance Trust(b)
	Series 2018-2 Class B
275,000	3.55%, 10/22/2023	281,174
	Series 2018-2 Class C
325,000	3.72%, 10/22/2023	333,494
611,843	Driver Australia Six Trust(c) Series 6 Class A AUD, 0.99%, 12/21/2027 1-mo. BBSW + 0.90%	434,579
375,000	DT Auto Owner Trust(b) Series 2019-4A Class B 2.36%, 01/16/2024	380,105
975,000	E-Carat 11 PLC(c) GBP, 0.64%, 05/18/2028 1-mo. SONIA + 0.58%	1,257,107
550,000	Enterprise Fleet Financing LLC(b) Series 2019-3 Class A3 2.19%, 05/20/2025	569,777
588,692	Ford Auto Securitization Trust(b) Series 2019-AA Class A2 CAD, 2.35%, 06/15/2023	446,394
	GM Financial Automobile Leasing Trust
	Series 2018-3 Class C
400,000	3.70%, 07/20/2022	404,350
	Series 2019-2 Class C
1,100,000	3.12%, 03/20/2023	1,120,074
450,000	Golden Credit Card Trust(b) Series 2018-4A Class A 3.44%, 08/15/2025	487,427
Principal Amount(a)		Fair Value
Non-Agency — (continued)
441,256	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 1.25%, 01/17/2038 1-mo. LIBOR + 1.10%	$ 441,274
600,000	Magnetite XVII Ltd(b)(c) Series 2016-17A Class AR 1.37%, 07/20/2031 3-mo. LIBOR + 1.10%	593,729
675,000	Magnetite XXVIII Ltd(b)(c) Series 2020-28A Class A 1.50%, 10/25/2031 3-mo. LIBOR + 1.27%	675,212
750,000	Master Credit Card Trust II(b)(c) Series 2018-1A Class A 0.65%, 07/21/2024 1-mo. LIBOR + 0.49%	750,680
625,000	MBarc Credit Canada Inc(b) Series 2019-AA Class A3 CAD, 2.72%, 10/16/2023	476,770
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	982,109
250,000	SCF Equipment Leasing LLC(b) Series 2019-1A Class A2 3.23%, 10/20/2024	250,943
	Silver Arrow Canada LP(b)
	Series 2018-1A Class A3
650,000	CAD, 3.17%, 08/15/2025	499,502
	Series 2019-1A Class A3
675,000	CAD, 2.40%, 08/15/2026	521,066
925,000	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	928,155
1,132,860	Starwood Waypoint Homes Trust(b)(c) Series 2017-1 Class A 1.11%, 01/17/2035 1-mo. LIBOR + 0.95%	1,131,558
550,000	Taconic Park Ltd(b)(c) Series 2016-1A Class A1R 1.27%, 01/20/2029 3-mo. LIBOR + 1.00%	544,211
	Tesla Auto Lease Trust(b)
	Series 2019-A Class B
1,000,000	2.41%, 12/20/2022	1,027,001
	Series 2020-A Class B
300,000	1.18%, 01/22/2024	301,751
575,000	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	604,961
		20,903,107
U.S. Government Agency — 0.20%
310,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	338,248

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
548,297	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	$ 606,032
		944,280
TOTAL ASSET-BACKED SECURITIES — 4.71% (Cost $21,367,545)		$21,847,387
CORPORATE BONDS AND NOTES
Basic Materials — 0.48%
	Air Products & Chemicals Inc
125,000	1.50%, 10/15/2025	129,641
125,000	1.85%, 05/15/2027	131,217
	Anglo American Capital PLC
140,000	EUR, 1.63%, 09/18/2025	171,730
260,000	EUR, 1.63%, 03/11/2026	317,008
200,000	Nutrien Ltd 1.90%, 05/13/2023	206,442
215,000	Sherwin-Williams Co 2.30%, 05/15/2030	224,366
190,000	Southern Copper Corp 5.88%, 04/23/2045	257,349
	Steel Dynamics Inc
140,000	2.40%, 06/15/2025	146,042
200,000	3.45%, 04/15/2030	220,364
175,000	3.25%, 01/15/2031	187,120
190,000	Yara International ASA(b) 3.15%, 06/04/2030	203,180
		2,194,459
Communications — 2.92%
	AT&T Inc
370,000	EUR, 0.25%, 03/04/2026	430,370
350,000	EUR, 2.05%, 05/19/2032	445,121
300,000	EUR, 1.80%, 09/14/2039	348,247
365,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 4.50%, 08/15/2030	383,266
70,000	CenturyLink Inc(b) 4.00%, 02/15/2027	71,114
675,000	CK Hutchison Group Telecom Finance SA EUR, 1.13%, 10/17/2028	815,470
	Comcast Corp
300,000	3.70%, 04/15/2024	331,268
450,000	2.65%, 02/01/2030	490,737
375,000	EUR, 0.75%, 02/20/2032	441,287
450,000	3.75%, 04/01/2040	524,936
470,000	Lamar Media Corp(b) 3.75%, 02/15/2028	467,650
580,000	Level 3 Financing Inc(b) 4.25%, 07/01/2028	588,886
1,000,000	Orange SA EUR, 0.13%, 09/04/2026	1,163,492
650,000	Tencent Holdings Ltd(b) 2.39%, 06/03/2030	660,484
Principal Amount(a)		Fair Value
Communications — (continued)
	T-Mobile USA Inc
525,000	3.50%, 04/15/2025(b)	$ 576,040
725,000	3.75%, 04/15/2027(b)	811,666
600,000	4.75%, 02/01/2028	641,844
600,000	VEON Holdings BV 3.95%, 06/16/2021	605,616
	Verizon Communications Inc
305,000	4.02%, 12/03/2029	365,316
275,000	3.15%, 03/22/2030	310,552
775,000	4.00%, 03/22/2050	951,890
325,000	Vodafone Group PLC(d) EUR, 3.10%, 01/03/2079	387,240
375,000	VTR Comunicaciones SpA(b) 5.13%, 01/15/2028	387,712
1,025,000	Walt Disney Co 4.70%, 03/23/2050	1,353,725
		13,553,929
Consumer, Cyclical — 1.86%
200,000	CK Hutchison Europe Finance Ltd EUR, 1.25%, 04/13/2025	242,410
320,000	CK Hutchison Finance II Ltd EUR, 0.88%, 10/03/2024	381,452
925,000	Dollar General Corp 3.50%, 04/03/2030	1,052,105
	Home Depot Inc
525,000	2.70%, 04/15/2030	584,086
1,175,000	3.35%, 04/15/2050	1,354,076
	Lennar Corp
140,000	5.25%, 06/01/2026	156,450
460,000	4.75%, 11/29/2027	525,205
375,000	Marriott International Inc 5.75%, 05/01/2025	418,121
	McDonald's Corp
140,000	3.60%, 07/01/2030	162,480
450,000	4.20%, 04/01/2050	546,442
325,000	O'Reilly Automotive Inc 4.20%, 04/01/2030	390,382
600,000	Sands China Ltd(b) 4.38%, 06/18/2030	632,940
	Starbucks Corp
1,050,000	2.55%, 11/15/2030	1,110,471
125,000	3.50%, 11/15/2050	131,963
600,000	Target Corp 2.65%, 09/15/2030	671,101
260,000	Taylor Morrison Communities Inc(b) 5.13%, 08/01/2030	278,200
		8,637,884
Consumer, Non-Cyclical — 3.79%
	AbbVie Inc(b)
175,000	2.95%, 11/21/2026	190,633
200,000	4.25%, 11/21/2049	236,230
1,100,000	Amgen Inc 2.30%, 02/25/2031	1,152,752

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
1,375,000	Anheuser-Busch InBev Worldwide Inc 3.50%, 06/01/2030	$ 1,563,336
	Centene Corp
505,000	3.38%, 02/15/2030	523,938
925,000	3.00%, 10/15/2030	942,344
	Cigna Corp
225,000	3.40%, 09/17/2021	231,550
625,000	3.40%, 03/15/2050	654,926
225,000	Conagra Brands Inc 3.80%, 10/22/2021	232,653
	Constellation Brands Inc
165,000	2.88%, 05/01/2030	178,035
50,000	3.75%, 05/01/2050	55,708
	CVS Health Corp
190,000	2.63%, 08/15/2024	202,486
400,000	3.88%, 07/20/2025	450,966
600,000	3.75%, 04/01/2030	685,592
190,000	5.05%, 03/25/2048	241,625
425,000	4.25%, 04/01/2050	498,418
200,000	Danaher Corp EUR, 2.50%, 03/30/2030	271,562
1,045,000	DaVita Inc(b) 3.75%, 02/15/2031	1,006,910
	DH Europe Finance II SARL
475,000	EUR, 0.20%, 03/18/2026	554,859
500,000	2.60%, 11/15/2029	541,772
345,000	Elanco Animal Health Inc 5.90%, 08/28/2028	398,475
	Estee Lauder Cos Inc
35,000	2.00%, 12/01/2024	36,864
230,000	2.38%, 12/01/2029	247,233
	HCA Inc
120,000	5.88%, 02/01/2029	139,800
223,000	3.50%, 09/01/2030	227,061
	Keurig Dr Pepper Inc
225,000	3.55%, 05/25/2021	229,507
650,000	4.06%, 05/25/2023	706,710
	Kraft Heinz Foods Co
155,000	3.88%, 05/15/2027(b)	165,106
220,000	4.63%, 01/30/2029	244,797
130,000	4.25%, 03/01/2031(b)	142,532
115,000	4.88%, 10/01/2049(b)	121,119
	Medtronic Global Holdings SCA
150,000	EUR, 1.63%, 03/07/2031	195,859
375,000	EUR, 0.75%, 10/15/2032	447,322
300,000	Molina Healthcare Inc(b) 4.38%, 06/15/2028	306,150
	PayPal Holdings Inc
500,000	2.40%, 10/01/2024	529,680
375,000	2.30%, 06/01/2030	395,660
240,000	PepsiCo Inc 3.63%, 03/19/2050	291,012
	Pfizer Inc
110,000	2.95%, 03/15/2024	118,731
105,000	3.45%, 03/15/2029	122,804
950,000	Takeda Pharmaceutical Co Ltd EUR, 2.00%, 07/09/2040	1,179,737
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
350,000	United Rentals North America Inc 4.00%, 07/15/2030	$ 357,875
	UnitedHealth Group Inc
325,000	2.38%, 08/15/2024	345,610
160,000	2.88%, 08/15/2029	178,048
		17,543,987
Energy — 3.88%
325,000	Abu Dhabi Crude Oil Pipeline LLC(b) 4.60%, 11/02/2047	397,826
1,525,000	BP Capital Markets PLC(d)(e) 4.38%, Perpetual	1,589,812
650,000	Cameron LNG LLC(b) 2.90%, 07/15/2031	715,697
725,000	Cheniere Corpus Christi Holdings LLC(b) 3.70%, 11/15/2029	753,096
500,000	Cheniere Energy Inc(b) 4.63%, 10/15/2028	513,125
875,000	Concho Resources Inc 2.40%, 02/15/2031	836,108
	Diamondback Energy Inc
525,000	2.88%, 12/01/2024	531,470
250,000	5.38%, 05/31/2025	259,578
625,000	Enbridge Inc 4.00%, 11/15/2049	656,878
	Energy Transfer Operating LP
625,000	3.60%, 02/01/2023	642,348
150,000	4.50%, 04/15/2024	158,862
190,000	5.25%, 04/15/2029	204,308
500,000	Enterprise Products Operating LLC 2.80%, 01/31/2030	529,328
675,000	EQT Corp 3.00%, 10/01/2022	660,501
575,000	Equinor ASA 3.25%, 11/18/2049	611,613
325,000	Gazprom PJSC Via Gaz Capital SA EUR, 2.50%, 03/21/2026	390,575
343,000	Genesis Energy LP / Genesis Energy Finance Corp 7.75%, 02/01/2028	298,015
825,000	Occidental Petroleum Corp 8.88%, 07/15/2030	849,750
1,025,000	Petronas Capital Ltd(b) 4.55%, 04/21/2050	1,302,171
1,475,000	Pioneer Natural Resources Co 1.90%, 08/15/2030	1,383,865
625,000	Plains All American Pipeline LP / PAA Finance Corp 3.55%, 12/15/2029	604,294
975,000	Sinopec Group Overseas Development 2018 Ltd(b) 2.50%, 08/08/2024	1,016,662
1,800,000	Total Capital International SA 3.39%, 06/29/2060	1,882,841

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Western Midstream Operating LP
135,000	4.10%, 02/01/2025	$ 128,587
290,000	4.65%, 07/01/2026	282,025
825,000	5.05%, 02/01/2030	804,305
		18,003,640
Financial — 8.48%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
300,000	2.88%, 08/14/2024	288,863
375,000	6.50%, 07/15/2025	404,759
150,000	4.45%, 10/01/2025	150,465
1,400,000	Air Lease Corp 2.88%, 01/15/2026	1,375,475
600,000	Ally Financial Inc 5.75%, 11/20/2025	673,547
600,000	American Express Co 2.50%, 07/30/2024	636,128
1,175,000	American International Group Inc 4.38%, 06/30/2050	1,371,921
375,000	American Tower Corp REIT 2.40%, 03/15/2025	396,936
450,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(b) 5.38%, 04/17/2025	500,400
500,000	Banco Santander SA EUR, 0.88%, 05/09/2031	649,570
1,600,000	Bank of America Corp(c) 4.08%, 03/20/2051 3-mo. LIBOR + 3.15%	1,976,978
525,000	Berkshire Hathaway Inc EUR, 0.06%, 03/12/2025	614,032
1,200,000	Citizens Bank NA 2.25%, 04/28/2025	1,274,431
400,000	Credit Agricole Home Loan SFH SA EUR, 1.25%, 03/24/2031	538,498
545,000	Credit Agricole SA 3.25%, 01/14/2030	584,993
475,000	Crown Castle International Corp REIT 3.30%, 07/01/2030	518,657
	CyrusOne LP / CyrusOne Finance Corp REIT
100,000	2.90%, 11/15/2024	106,006
225,000	EUR, 1.45%, 01/22/2027	261,683
250,000	3.45%, 11/15/2029	270,893
200,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022	209,692
1,200,000	Equinix Inc REIT 1.00%, 09/15/2025	1,188,760
250,000	First Republic Bank(c) 1.91%, 02/12/2024 1-yr. SOFR + 0.62%	256,940
Principal Amount(a)		Fair Value
Financial — (continued)
	Healthcare Trust of America Holdings LP REIT
230,000	3.50%, 08/01/2026	$ 255,963
260,000	3.10%, 02/15/2030	279,525
925,000	HSBC Holdings PLC 4.95%, 03/31/2030	1,113,273
875,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25%, 05/15/2027	911,575
	ING Groep NV(d)
300,000	EUR, 3.00%, 04/11/2028	370,942
200,000	EUR, 2.00%, 03/22/2030	242,614
240,000	Jackson National Life Global Funding(b) 3.30%, 02/01/2022	249,060
	JPMorgan Chase & Co(c)
1,275,000	4.49%, 03/24/2031 1-yr. SOFR + 3.79%	1,553,634
475,000	2.96%, 05/13/2031 1-yr. SOFR + 2.51%	507,732
625,000	KeyCorp 2.25%, 04/06/2027	661,056
200,000	Korea Development Bank 3.00%, 03/19/2022	206,683
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,340,276
510,000	Marsh & McLennan Cos Inc EUR, 1.98%, 03/21/2030	675,769
	Mastercard Inc
150,000	3.30%, 03/26/2027	171,475
450,000	3.35%, 03/26/2030	526,229
725,000	3.85%, 03/26/2050	912,086
295,000	MDGH - GMTN BV 2.50%, 11/07/2024	309,012
975,000	MetLife Inc 4.55%, 03/23/2030	1,221,071
220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.75%, 02/01/2027	237,050
840,000	Natwest Group PLC 3.88%, 09/12/2023	902,126
600,000	PNC Bank NA(c) 2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	608,543
425,000	Pricoa Global Funding I(b) 2.40%, 09/23/2024	452,280
	Prologis LP REIT
100,000	2.13%, 04/15/2027	106,417
325,000	2.25%, 04/15/2030	344,916
450,000	PTT Treasury Center Co Ltd(b) 3.70%, 07/16/2070	445,277
650,000	Quicken Loans LLC(b) 5.75%, 05/01/2025	669,175
1,700,000	Quicken Loans LLC / Quicken Loans Co-Issuer Inc(b) 3.63%, 03/01/2029	1,685,125
625,000	Royal Bank of Canada 2.55%, 07/16/2024	668,494

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	$ 642,017
840,000	1.88%, 01/15/2026	858,510
	Spirit Realty LP REIT
335,000	4.00%, 07/15/2029	348,258
565,000	3.20%, 02/15/2031	550,979
	Temasek Financial I Ltd
850,000	EUR, 1.25%, 11/20/2049	1,112,276
900,000	2.50%, 10/06/2070	884,487
725,000	Truist Financial Corp 2.50%, 08/01/2024	771,613
600,000	US Bancorp 2.40%, 07/30/2024	638,538
76,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.50%, 02/15/2025	75,240
	Visa Inc
950,000	1.90%, 04/15/2027	1,007,928
250,000	2.05%, 04/15/2030	267,185
	WPC Eurobond BV REIT
100,000	EUR, 2.13%, 04/15/2027	124,287
135,000	EUR, 1.35%, 04/15/2028	159,968
		39,318,291
Industrial — 0.92%
150,000	Boeing Co 2.80%, 03/01/2024	153,014
	Carrier Global Corp(b)
450,000	2.49%, 02/15/2027	470,286
150,000	2.72%, 02/15/2030	156,632
600,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	622,500
750,000	General Electric Co(c)(e) 5.00%, Perpetual 3-mo. LIBOR + 3.33%	597,573
1,025,000	Northrop Grumman Corp 5.25%, 05/01/2050	1,467,040
260,000	Republic Services Inc 2.50%, 08/15/2024	276,700
460,000	Rolls-Royce PLC EUR, 2.13%, 06/18/2021	532,103
		4,275,848
Technology — 0.72%
1,300,000	Broadcom Inc 5.00%, 04/15/2030	1,533,338
325,000	Dell International LLC / EMC Corp(b) 6.02%, 06/15/2026	381,699
325,000	Fidelity National Information Services Inc EUR, 1.50%, 05/21/2027	405,131
625,000	Hewlett Packard Enterprise Co 2.25%, 04/01/2023	645,006
340,000	Microsoft Corp 2.53%, 06/01/2050	354,680
		3,319,854
Principal Amount(a)		Fair Value
Utilities — 1.75%
	AES Corp
145,000	6.00%, 05/15/2026	$ 152,525
35,000	5.13%, 09/01/2027	37,279
350,000	American Electric Power Co Inc 3.25%, 03/01/2050	363,174
1,425,000	Consolidated Edison Co of New York Inc 3.95%, 04/01/2050	1,723,991
340,000	Duke Energy Indiana LLC 2.75%, 04/01/2050	347,426
205,000	Edison International 4.13%, 03/15/2028	210,222
450,000	EDP Finance BV EUR, 0.38%, 09/16/2026	530,666
575,000	Enel Finance International NV EUR, 0.38%, 06/17/2027	676,727
600,000	Engie SA(d)(e) EUR, 1.38%, Perpetual	700,553
	FirstEnergy Corp
120,000	2.05%, 03/01/2025	121,379
500,000	2.65%, 03/01/2030	509,036
500,000	Iberdrola International BV(d)(e) EUR, 2.63%, Perpetual	607,451
200,000	Infraestructura Energetica Nova SAB de CV 4.88%, 01/14/2048	192,500
370,000	Perusahaan Listrik Negara PT EUR, 1.88%, 11/05/2031	415,285
	Southern California Edison Co
600,000	2.85%, 08/01/2029	630,011
450,000	3.65%, 02/01/2050	467,512
400,000	Xcel Energy Inc 3.50%, 12/01/2049	443,305
		8,129,042
TOTAL CORPORATE BONDS AND NOTES — 24.80% (Cost $106,458,247)		$114,976,934
FOREIGN GOVERNMENT BONDS AND NOTES
625,000	Abu Dhabi Government International Bond 2.50%, 09/30/2029	667,773
550,000	African Export-Import Bank 5.25%, 10/11/2023	594,160
	Argentina Treasury Bond BONCER
15,375,000	ARS, 1.10%, 04/17/2021	202,448
100,065,926	ARS, 1.20%, 03/18/2022	1,280,460
36,768,862	ARS, 1.40%, 03/25/2023	452,192
35,388,870	ARS, 1.50%, 03/25/2024	409,703
	Argentine Bonos del Tesoro
13,350,000	ARS, 18.20%, 10/03/2021	140,768
19,210,486	ARS, 16.00%, 10/17/2023	143,931
25,248,000	ARS, 15.50%, 10/17/2026	146,998
	Australia Government Bond
4,350,000	AUD, 2.25%, 05/21/2028	3,493,508

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
10,450,000	AUD, 3.00%, 03/21/2047	$ 9,676,012
550,000	Banque Ouest Africaine de Developpement 5.00%, 07/27/2027	592,152
3,215,000	Bonos del Tesoro Nacional en Pesos Badlar(c) ARS, 31.60%, 04/03/2022 BADLARPP + 2.00%	40,386
23,320(f)	Brazil Letras do Tesouro Nacional(g) BRL, 0.00%, 10/01/2020	4,152,496
3,083(f)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2021	559,371
3,800,000	Bundesobligation EUR, (0.74%), 04/05/2024	4,572,600
850,000	Canadian Government Bond CAD, 3.50%, 12/01/2045	983,097
	Colombian TES
1,189,000,000	COP, 7.00%, 05/04/2022	332,028
3,706,000,000	COP, 10.00%, 07/24/2024	1,186,906
360,000	Corp Andina de Fomento 3.25%, 02/11/2022	371,304
500,000	Croatia Government International Bond EUR, 2.75%, 01/27/2030	679,292
	Cyprus Government International Bond
325,000	EUR, 1.25%, 01/21/2040	388,185
795,000	EUR, 2.75%, 05/03/2049	1,219,599
545,000	EUR, 2.25%, 04/16/2050	762,126
2,300,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	688,861
600,000	Egypt Government International Bond(b) 5.25%, 10/06/2025	598,620
1,030,000	European Investment Bank EUR, 0.63%, 01/22/2029	1,312,764
1,900,000	European Union EUR, 1.38%, 10/04/2029	2,561,095
750,000	Finland Government Bond(b) EUR, 0.50%, 09/15/2027	942,008
	French Republic Government Bond OAT
2,750,000	EUR, (0.64%), 03/25/2023	3,276,489
4,750,000	EUR, 0.25%, 11/25/2026	5,836,268
1,705,000	EUR, 2.00%, 05/25/2048(b)	2,874,530
2,350,000	Hellenic Republic Government Bond(b) EUR, 1.50%, 06/18/2030	2,875,337
400,000	Hungary Government International Bond 7.63%, 03/29/2041	715,252
	India Government Bond
101,400,000	INR, 8.15%, 06/11/2022	1,458,361
122,960,000	INR, 7.59%, 01/11/2026	1,801,074
	Indonesia Government International Bond
215,000	EUR, 3.75%, 06/14/2028	293,986
335,000	EUR, 1.40%, 10/30/2031	382,954
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Indonesia Treasury Bond
2,198,000,000	IDR, 7.00%, 05/15/2022	$ 153,726
3,887,000,000	IDR, 12.90%, 06/15/2022	297,114
257,000,000	IDR, 10.25%, 07/15/2022	18,961
2,419,000,000	IDR, 5.63%, 05/15/2023	165,070
753,000,000	IDR, 8.38%, 03/15/2024	55,022
42,148,000,000	IDR, 6.50%, 06/15/2025	2,921,738
42,000,000	Inter-American Development Bank MXN, 7.50%, 12/05/2024	2,029,938
65,200,000	International Finance Corp RUB, 5.25%, 03/22/2022	853,234
1,375,000	Ireland Government Bond EUR, 1.00%, 05/15/2026	1,746,241
725,000	Israel Government International Bond 2.75%, 07/03/2030	800,074
	Italy Buoni Poliennali Del Tesoro
3,925,000	EUR, 0.65%, 11/01/2020	4,605,546
3,400,000	EUR, 1.35%, 04/15/2022	4,082,025
2,675,000	EUR, 2.70%, 03/01/2047(b)	3,818,158
1,500,000	Japan Bank for International Cooperation 3.38%, 10/31/2023	1,633,927
665,600,000	Japan Government Five Year Bond JPY, 0.10%, 06/20/2021	6,322,080
600,500,000	Japan Government Ten Year Bond JPY, 0.80%, 09/20/2023	5,850,982
110,250,000	Japan Government Thirty Year Bond JPY, 0.70%, 12/20/2048	1,080,056
	Japanese Government CPI Linked Bond
1,248,700,000	JPY, 0.10%, 03/10/2027(h)	11,977,041
321,400,000	JPY, 0.10%, 03/10/2028	3,059,488
	Kingdom of Belgium Government Bond(b)
1,025,000	EUR, 1.90%, 06/22/2038	1,582,092
1,355,000	EUR, 1.60%, 06/22/2047	2,091,241
7,267,800,000	Korea Treasury Bond KRW, 1.38%, 12/10/2029	6,174,472
4,300,000	Malaysia Government Bond MYR, 3.89%, 08/15/2029	1,133,056
	Mexican Bonos
428,960(i)	MXN, 6.50%, 06/09/2022	2,003,753
426,460(i)	MXN, 6.75%, 03/09/2023	2,028,238
341,910(i)	MXN, 8.00%, 12/07/2023	1,696,229
475,000(i)	MXN, 5.75%, 03/05/2026	2,199,202
567,000(j)	Mexican Udibonos, Index Linked(h) MXN, 2.50%, 12/10/2020	168,774
1,625,000	Netherlands Government Bond(b) EUR, 0.75%, 07/15/2027	2,077,962
	Norway Government Bond(b)
16,471,000	NOK, 3.00%, 03/14/2024	1,934,058
7,541,000	NOK, 1.75%, 03/13/2025	860,131

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
4,472,000	NOK, 1.50%, 02/19/2026	$ 508,669
550,000	Panama Government International Bond 4.50%, 04/01/2056	687,500
375,000	Peruvian Government International Bond 2.78%, 01/23/2031	405,566
	Philippine Government International Bond
700,000	EUR, 0.44%, 02/03/2023	812,365
240,000	EUR, 0.88%, 05/17/2027	279,983
425,000	3.70%, 02/02/2042	492,498
	Portugal Obrigacoes do Tesouro OT(b)
1,800,000	EUR, 3.88%, 02/15/2030	2,829,232
1,650,000	EUR, 0.90%, 10/12/2035	2,011,845
675,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	782,050
1,675,000	Queensland Treasury Corp(b) AUD, 1.75%, 07/20/2034	1,211,528
	Republic of Ghana Government Bonds
180,000	GHC, 24.75%, 03/01/2021	32,063
400,000	GHC, 16.50%, 03/22/2021	69,143
1,660,000	GHC, 16.25%, 05/17/2021	286,408
50,000	GHC, 24.50%, 06/21/2021	9,079
300,000	GHC, 24.75%, 07/19/2021	54,788
80,000	GHC, 18.75%, 01/24/2022	13,966
130,000	GHC, 18.25%, 07/25/2022	22,239
250,000	GHC, 17.60%, 11/28/2022	42,320
1,370,000	GHC, 16.50%, 02/06/2023	223,264
80,000	GHC, 19.00%, 09/18/2023	13,394
970,000	GHC, 19.75%, 03/25/2024	166,498
1,125,000	Republic of Italy Government International Bond 2.88%, 10/17/2029	1,164,276
525,000	Republic of Poland Government International Bond EUR, 1.13%, 08/07/2026	662,487
	Romanian Government International Bond(b)
350,000	EUR, 3.62%, 05/26/2030	463,707
1,000,000	4.00%, 02/14/2051	1,030,000
600,000	Serbia International Bond(b) EUR, 3.13%, 05/15/2027	751,170
8,175,000	Singapore Government Bond SGD, 2.63%, 05/01/2028	6,812,250
	Spain Government Bond(b)
1,825,000	EUR, 4.40%, 10/31/2023	2,459,692
2,175,000	EUR, 0.60%, 10/31/2029	2,655,422
800,000	EUR, 1.25%, 10/31/2030	1,030,985
3,435,000	EUR, 2.90%, 10/31/2046	5,824,651
39,940,000	Thailand Government Bond THB, 2.88%, 12/17/2028	1,420,270
	Ukraine Government International Bond
1,725,000	7.25%, 03/15/2033(b)	1,584,930
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
300,000	0.49%, 05/31/2040(d)	$ 272,520
225,000	Uruguay Government International Bond 4.38%, 01/23/2031	267,469
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 36.97% (Cost $168,326,411)		$171,438,950
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.23%
	BBCMS Mortgage Trust
	Series 2019-BWAY Class A
500,000	1.11%, 11/25/2034(b)(c) 1-mo. LIBOR + 0.96%	485,085
	Series 2020-C7 Class AS
650,000	2.44%, 04/15/2053	681,633
1,450,000	CAMB Commercial Mortgage Trust(b)(c) Series 2019-LIFE Class A 1.22%, 12/15/2037 1-mo. LIBOR + 1.07%	1,451,352
425,000	CGDB Commercial Mortgage Trust(b)(c) Series 2019-MOB Class A 1.10%, 11/15/2036 1-mo. LIBOR + 0.95%	421,824
	CHC Commercial Mortgage Trust(b)(c)
	Series 2019-CHC Class A
672,100	1.27%, 06/15/2034 1-mo. LIBOR + 1.12%	640,496
	Series 2019-CHC Class B
298,711	1.65%, 06/15/2034 1-mo. LIBOR + 1.50%	281,763
	Commercial Mortgage Pass Through Certificates
	Series 2014-CR14 Class A4
365,000	4.24%, 02/10/2047(d)	396,158
	Series 2014-CR19 Class A5
500,000	3.80%, 08/10/2047	548,917
512,245	HPLY Trust(b)(c) Series 2019-HIT Class A 1.15%, 11/15/2036 1-mo. LIBOR + 1.00%	492,507
	Lanark Master Issuer PLC(b)(c)
	Series 2019-1A Class 1A1
770,000	1.03%, 12/22/2069 3-mo. LIBOR + 0.77%	771,845
	Series 2020-1A Class 2A
450,000	GBP, 0.63%, 12/22/2069 3-mo. SONIA + 0.57%	582,815
775,000	Morgan Stanley Capital I Trust Series 2019-L2 Class A3 3.81%, 03/15/2052	882,109
1,000,000	NYT Mortgage Trust(b)(c) Series 2019-NYT Class B 1.55%, 12/15/2035 1-mo. LIBOR + 1.40%	995,124

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
600,000	Permanent Master Issuer PLC(b)(c) Series 2019-1A Class 1A1 0.83%, 07/15/2058 3-mo. LIBOR + 0.55%	$ 601,415
	Silverstone Master Issuer PLC(b)(c)
	Series 2019-1A Class 2A
382,800	GBP, 0.82%, 01/21/2070 3-mo. SONIA + 0.75%	499,246
	Series 2020-1A Class 1A
475,000	GBP, 0.54%, 01/21/2070 3-mo. SONIA + 0.47%	614,940
		10,347,229
U.S. Government Agency — 1.32%
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K087 Class A2
125,000	3.77%, 12/25/2028	149,867
	Series K088 Class A2
575,000	3.69%, 01/25/2029	686,207
	Series K159 Class A2
375,000	3.95%, 11/25/2030(d)	456,630
	Series KC02 Class A2
325,000	3.37%, 07/25/2025	352,074
	Series KL3W Class AFLW
420,000	0.61%, 08/25/2025(c) 1-mo. LIBOR + 0.45%	421,846
22,852	Government National Mortgage Association(d) 3.97%, 07/20/2062	23,305
	Seasoned Credit Risk Transfer Trust
	Series 2017-4 Class M45T
302,004	4.50%, 06/25/2057	338,563
	Series 2018-4 Class M55D
453,999	4.00%, 03/25/2058	498,714
	Series 2019-1 Class MA
654,175	3.50%, 07/25/2058	706,288
	Series 2019-3 Class M55D
345,276	4.00%, 10/25/2058	382,710
	Seasoned Loans Structured Transaction Trust
	Series 2018-2 Class A1
481,490	3.50%, 11/25/2028	524,766
	Series 2019-1 Class A2
400,000	3.50%, 05/25/2029	450,348
	Series 2019-2 Class A1C
565,745	2.75%, 09/25/2029	597,097
	Series 2019-3 Class A2C
500,000	2.75%, 11/25/2029	535,108
		6,123,523
TOTAL MORTGAGE-BACKED SECURITIES — 3.55% (Cost $15,849,421)		$16,470,752
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
19,100,000	1.50%, 11/30/2021	$ 19,396,945
10,499,800	2.50%, 01/15/2022	10,818,485
3,560,000	1.50%, 10/31/2024	3,744,536
17,700,000	0.38%, 04/30/2025	17,801,637
4,250,000	2.88%, 05/31/2025	4,765,313
3,874,000	2.63%, 12/31/2025	4,340,999
2,100,000	1.63%, 02/15/2026	2,245,687
957,000	2.13%, 05/31/2026	1,052,289
2,100,000	1.63%, 10/31/2026	2,256,434
14,095,000	2.00%, 11/15/2026	15,469,262
11,800,000	1.13%, 02/28/2027	12,330,078
TOTAL U.S. TREASURY BONDS AND NOTES — 20.32% (Cost $93,293,670)		$94,221,665
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.50%
	Japan Treasury Discount Bill
$136,000,000	JPY, (0.10%), 10/12/2020	1,289,572
7,000,000	JPY, (0.13%), 11/09/2020	66,382
80,000,000	JPY, (0.14%), 11/25/2020	758,707
607,700,000	JPY, (0.15%), 12/14/2020	5,763,913
288,350,000	JPY, (0.16%), 02/10/2021	2,735,687
501,100,000	JPY, (0.16%), 03/10/2021	4,754,695
58,500,000	JPY, (0.16%), 03/25/2021	555,112
24,476,500	Letras de la Nacion Argentina con Ajuste por CER ARS, 0.00%, 12/04/2020	322,328
		16,246,396
U.S. Government Agency Bonds and Notes — 2.18%
10,090,000	Federal Home Loan Bank 0.01%, 10/01/2020	10,090,000
U.S. Treasury Bonds and Notes — 1.58%
	U.S. Treasury Bills
2,599,000	0.14%, 10/13/2020	2,598,879
1,200,000	0.10%, 11/24/2020	1,199,829
3,550,000	0.11%, 01/14/2021(k)	3,548,895
		7,347,603
TOTAL SHORT TERM INVESTMENTS — 7.26% (Cost $33,660,361)		$33,683,999
TOTAL INVESTMENTS — 97.61% (Cost $438,955,655)		$452,639,687
OTHER ASSETS & LIABILITIES, NET — 2.39%		$11,094,934
TOTAL NET ASSETS — 100.00%		$463,734,621

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(h)	Principal amount of the security is adjusted for inflation.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Principal amount is stated in 100 Unidad de Inversion Units.
(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
BADLARPP	Argentina Deposit Rate is the interest rate banks charge each other for short-term loans.
BBSW	Bank Bill Swap Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
Canadian 10 Year Bond Futures	23	CAD	3,491,630	December 2020	$(1,722)
Euro 10 Year Treasury Note Futures	60	EUR	10,113,000	December 2020	133,916
Euro-Bobl Futures	65	EUR	8,786,050	December 2020	16,042
Euro-Btp Futures	151	EUR	22,284,580	December 2020	474,642
Euro-Buxl Futures	3	EUR	668,040	December 2020	22,304
Japan 10 Year Bond Futures	42	JPY	6,388,620,000	December 2020	156,543
Long Gilt Futures	66	GBP	8,983,260	December 2020	(21,890)
U.S. 10 Year Treasury Ultra Futures	18	USD	2,878,594	December 2020	(4,391)
U.S. 2 Year Treasury Note Futures	85	USD	18,781,680	December 2020	3,911
U.S. 5 Year Treasury Note Futures	73	USD	9,200,281	December 2020	6,274
U.S. Long Bond Futures	12	USD	2,115,375	December 2020	(17,441)
Short
10 Year Commonwealth Treasury Bond Futures	8	AUD	793,280	December 2020	(6,227)
Euro-Bund Futures	96	EUR	16,753,920	December 2020	(175,675)
Euro-Schatz Futures	10	EUR	1,122,900	December 2020	(938)
U.S. 10 Year Treasury Note Futures	75	USD	10,464,844	December 2020	(1,546)
U.S. Ultra Bond Futures	111	USD	24,621,187	December 2020	395,200
				Net Appreciation	$979,002
At September 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	DKK	2,230,000	USD	351,230	October 30, 2020	$101
BA	GBP	3,645,000	USD	4,650,626	October 30, 2020	53,443
BA	USD	619,015	CHF	570,000	October 30, 2020	(307)
BA	USD	437,539	EUR	375,000	October 30, 2020	(2,373)
BA	USD	242,903	EUR	221,000	November 23, 2020	(16,480)
BA	USD	2,449,094	SEK	21,820,000	October 30, 2020	12,153
BA	USD	99,424	ZAR	1,650,000	December 17, 2020	1,872
BB	EUR	48,995,000	USD	57,070,944	October 30, 2020	404,993
BB	MXN	216,000,000	USD	9,723,294	November 20, 2020	(20,509)
BB	USD	981,987	EUR	840,000	October 30, 2020	(3,416)
BB	USD	2,289,547	MXN	50,000,000	November 20, 2020	43,532
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	3,437,272	NZD	5,180,000	October 30, 2020	$10,728
CIT	JPY	160,538,975	AUD	2,118,549	February 26, 2021	10,216
CIT	JPY	156,477,558	AUD	2,045,600	March 10, 2021	22,558
CIT	JPY	4,702,462,441	USD	44,628,828	October 30, 2020	(25,793)
CIT	USD	659,657	BRL	3,620,000	November 04, 2020	15,631
CIT	USD	1,361,754	BRL	7,484,743	December 02, 2020	31,367
CIT	USD	473,458	EUR	430,647	November 23, 2020	(31,984)
CIT	USD	743,519	MXP	16,930,000	October 08, 2020	(3,770)
CIT	USD	312,068	MXP	6,440,000	October 09, 2020	27,849
CIT	USD	1,038,340	MXP	21,471,000	October 13, 2020	91,313
CIT	USD	1,533,892	MXP	31,604,000	October 15, 2020	140,338
CIT	USD	1,417,487	MXP	28,939,000	October 16, 2020	141,633
CIT	USD	1,272,347	MXP	28,653,000	March 11, 2021	31,419
DB	SEK	13,566,500	EUR	1,302,117	October 16, 2020	(14,506)
DB	SEK	3,677,666	EUR	357,230	November 13, 2020	(8,652)
DB	SEK	7,355,334	EUR	711,342	December 14, 2020	(14,274)
DB	SEK	13,566,500	EUR	1,304,709	March 15, 2021	(18,720)
DB	USD	2,703,690	KRW	3,308,775,601	November 09, 2020	(133,417)
DB	USD	1,745,505	KRW	2,155,000,000	November 27, 2020	(102,383)
GS	CHF	744,077	EUR	692,371	October 14, 2020	(3,364)
GS	CHF	1,626,917	EUR	1,486,819	November 12, 2020	27,700
GS	CHF	744,073	EUR	692,915	January 14, 2021	(2,746)
GS	CHF	138,768	EUR	128,868	February 12, 2021	(528)
GS	CHF	138,767	EUR	128,858	March 15, 2021	(307)
GS	MXN	10,700,000	USD	495,758	November 20, 2020	(15,111)
HSB	CAD	21,000,000	USD	15,717,810	October 30, 2020	53,071
HSB	ILS	3,000,000	USD	890,786	November 20, 2020	(14,442)
HSB	JPY	230,107,325	AUD	2,975,000	December 14, 2020	42,442
HSB	JPY	173,893,429	AUD	2,257,506	March 11, 2021	41,609
HSB	JPY	115,954,410	AUD	1,510,000	March 17, 2021	23,295
HSB	JPY	91,465,350	USD	841,680	December 08, 2020	26,369
HSB	USD	13,725,359	AUD	19,327,000	October 30, 2020	(116,484)
HSB	USD	725,221	BRL	3,989,948	December 02, 2020	16,022
HSB	USD	963,504	INR	72,600,000	October 26, 2020	(19,647)
HSB	USD	1,533,172	KRW	1,872,310,000	October 20, 2020	(70,723)
HSB	USD	3,148,415	MXP	65,698,854	October 07, 2020	248,046
HSB	USD	2,429,594	NZD	3,700,000	October 30, 2020	(17,938)
HSB	USD	5,379,147	SGD	7,345,000	November 20, 2020	(124)
JPM	JPY	270,848,694	AUD	3,487,442	October 14, 2020	47,736
JPM	JPY	125,415,488	AUD	1,711,400	November 24, 2020	(20,419)
JPM	JPY	270,696,990	AUD	3,487,442	December 14, 2020	49,817
JPM	JPY	427,901,390	EUR	3,400,000	November 16, 2020	62,025
JPM	JPY	45,570,241	USD	427,332	October 30, 2020	4,904
JPM	JPY	248,800,000	USD	2,355,971	November 12, 2020	4,248
JPM	JPY	86,869,140	USD	799,679	December 08, 2020	24,750
JPM	NOK	20,530,300	EUR	1,919,947	October 13, 2020	(53,202)
JPM	NOK	15,400,000	EUR	1,444,129	November 12, 2020	(41,384)
JPM	PLN	41,400,000	USD	11,015,571	December 17, 2020	(303,592)
JPM	SEK	4,600,000	EUR	445,815	November 12, 2020	(9,249)
JPM	USD	1,992,380	BRL	11,007,300	November 04, 2020	34,095
JPM	USD	1,585,556	EUR	1,456,670	November 20, 2020	(124,001)
JPM	USD	4,464,361	EUR	4,057,948	November 23, 2020	(298,366)
JPM	USD	3,616,918	JPY	382,000,000	October 30, 2020	(6,366)
JPM	USD	2,299,248	NOK	21,490,000	October 30, 2020	(4,810)
JPM	USD	1,052,632	THB	33,000,000	November 20, 2020	10,896
MS	PLN	25,870,000	USD	6,895,173	December 17, 2020	(201,479)
MS	USD	877,838	EUR	802,250	November 27, 2020	(63,823)
SAH	USD	2,247,579	INR	169,518,000	October 26, 2020	(48,037)
UBS	CHF	2,274,523	EUR	2,104,571	November 09, 2020	6,846
UBS	CHF	4,540,000	USD	4,923,703	October 30, 2020	9,144
					Net Depreciation	$(60,565)
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
At September 30, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
0.73%	6-mo. GBP LIBOR	6,091,187	February 26, 2050	$280,590	Semi-Annual
Abbreviations:
GBP LIBOR	Great British Pound is the average interest rate at which a selection of banks in London are prepared to lend to one another.
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
SAH	Standard Chartered Bank
UBS	UBS AG
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Summary of Investments by Country as of September 30, 2020.
Country	Fair Value	Percentage of Fund Investments
United States	$223,769,024	49.44%
Japan	47,027,380	10.39
France	16,857,664	3.72
Australia	14,815,627	3.27
Italy	13,670,006	3.02
Spain	12,620,321	2.79
United Kingdom	10,357,323	2.29
Singapore	8,809,013	1.95
Mexico	8,789,096	1.94
South Korea	6,381,155	1.41
Canada	6,349,723	1.40
Belgium	6,234,428	1.38
Germany	5,912,875	1.31
Netherlands	5,705,246	1.26
Portugal	4,841,077	1.07
Cayman Islands	4,730,438	1.04
Brazil	4,711,866	1.04
Indonesia	4,703,857	1.04
Luxembourg	4,258,621	0.94
Norway	4,117,651	0.91
India	3,259,434	0.72
Argentina	3,139,214	0.69
Greece	2,875,337	0.63
Ireland	2,590,328	0.57
Malaysia	2,435,227	0.54
Cyprus	2,369,910	0.52
Thailand	1,865,547	0.41
Ukraine	1,857,450	0.41
Philippines	1,584,845	0.35
Colombia	1,518,934	0.34
Romania	1,493,707	0.33
Egypt	1,192,779	0.26
United Arab Emirates	1,065,598	0.23
Finland	942,008	0.21
Ghana	933,163	0.21
Other	853,234	0.19
Israel	800,074	0.18
Qatar	782,050	0.17
Serbia	751,170	0.17
Hungary	715,252	0.16
Denmark	688,861	0.15
Panama	687,500	0.15
Croatia	679,292	0.15
Poland	662,487	0.15
Togo	592,152	0.13
Peru	405,566	0.09
Chile	387,712	0.09
Venezuela	371,304	0.08
Uruguay	267,469	0.06
Kazakhstan	209,692	0.05
Total	$452,639,687	100.00%
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST GLOBAL BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$21,847,387	$—	$21,847,387
Corporate Bonds and Notes	—	114,976,934	—	114,976,934
Foreign Government Bonds and Notes	—	171,438,950	—	171,438,950
Mortgage-Backed Securities	—	16,470,752	—	16,470,752
U.S. Treasury Bonds and Notes	—	94,221,665	—	94,221,665
Short Term Investments	—	33,683,999	—	33,683,999
Total investments, at fair value:	0	452,639,687	0	452,639,687
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,772,161	—	1,772,161
Futures Contracts(a)	1,208,832	—	—	1,208,832
Interest Rate Swaps(a)	—	280,590	—	280,590
Total Assets	$1,208,832	$454,692,438	$0	$455,901,270
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,832,726)	—	(1,832,726)
Futures Contracts(a)	$(229,830)	$—	$—	$(229,830)
Total Liabilities	$(229,830)	$(1,832,726)	$0	$(2,062,556)
(a)	Forward Foreign Currency Contracts, Futures Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 202 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $257,892,991 in forward contracts for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $142,206,400 in interest rate swaps for the reporting period.

September 30, 2020